Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Going Concern Details Narrative
Net loss	$ (10,323)	$ (130,056)	$ (222,428)	$ (59,527)	$ 16,420	$ (88,419)
Cash flow from operations			(39,313)	$ (16,598)	(122,760)	5,495
Working capital	(156,508)		(156,508)		80	(313,340)
Accumulated Deficit	$ (1,046,970)		$ (1,046,970)		$ (824,542)	$ (840,962)